Stockholders' Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of option outstanding	1,264,345	946,281
Options outstanding, Weighted average remaining contractual life (Years)	7 years 7 months 24 days
Options outstanding, Weighted average exercise price	$ 3.25	$ 3.07
Options outstanding, Aggregate Intrinsic Value	$ 6,330,494
Number of option exerciseable	915,627
Options exercisable, Weighted average remaining contractual life (Years)	7 years 1 month 24 days
Options exercisable, Weighted average exercise price	$ 2.84
Options exercisable, Aggregate Intrinsic Value	$ 4,960,933